TRANSAMERICA FUNDS

Supplement dated July 9, 2010
to the Prospectuses dated March 1, 2010, as previously supplemented

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Transamerica Diversified Equity

The following replaces certain information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Diversified Equity:

       Portfolio Managers:

      Edward S. Han, Portfolio Manager (Lead) since 2010
      Peter O. Lopez, Portfolio Manager (Co) since 2009

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Diversified Equity:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Edward S. Han /2010	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Peter O. Lopez /2009	Portfolio Manager (Co)	TIM	Principal, President, Director of
Research, Portfolio Manager

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Transamerica Balanced

The following replaces certain information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Balanced:

Portfolio Managers:

Kirk J. Kim, Portfolio Manager (Lead-Equity) since 2010
Peter O. Lopez, Portfolio Manager (Co-Equity) since 2010
 Greg D. Haendel, CFA, Portfolio Manager (Lead-Fixed-Income) since 2008
Derek S. Brown, CFA, Portfolio Manager (Co-Fixed-Income) since 2008
Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed-Income) since 2008

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Balanced:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Kirk J. Kim /2010	Portfolio Manager (Lead-Equity)	TIM	Principal, Deputy Chief
Investment Officer, Portfolio
Manager
Peter O. Lopez /2010	Portfolio Manager (Co-Equity)	TIM	Principal, President, Director of
Research, Portfolio Manager
Greg D. Haendel, CFA/2008	Portfolio Manager (Lead-Fixed)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Director of Fixed
Income, Portfolio Manager
Brian W. Westhoff, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Portfolio Manager

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All Funds

(except Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi-Manager International Portfolio)

The following paragraph replaces risk disclosure labeled “Defensive Investing” in the section of the Prospectuses entitled “Principal Risks” of each applicable fund:

Cash Management and Defensive Investing: Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

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Investors Should Retain this Supplement for Future Reference